BIOLOGICAL ASSETS - Disclosure of detailed information about Impact on fair value if 10% increase decrease in each input (Details) - Cannabis Plants [Member]	12 Months Ended
	Dec. 31, 2022 CAD_per_gram Gram	Dec. 31, 2021 CAD_per_gram Gram
Disclosure of detailed information about biological assets [line items]
Average selling price per gram of dried cannabis (in CAD)	3.21	3.64
Average post-harvest costs per gram of dried cannabis (in CAD)	0.75	1.16
Attrition rate	51.00%	27.00%
Average yield per plant (in grams) | Gram	38	47
Average stage of growth	82.00%	47.00%
10% change [Member]
Disclosure of detailed information about biological assets [line items]
Average selling price per gram of dried cannabis (in CAD)	60	296
Average post-harvest costs per gram of dried cannabis (in CAD)	17	140
Attrition rate	44.00%	100.00%
Average yield per plant (in grams) | Gram	42	228
Average stage of growth	39.00%	212.00%